Loan Portfolio Indemnification Obligations (Tables)	12 Months Ended
Dec. 31, 2025
Loan Portfolio Indemnification Obligations
Schedule of Balance Sheet Impact

The following table summarizes the October 1, 2025, inception date, consolidated balance sheet impact of ASC 460 and ASC 326.

	ASC 460	ASC 326	Total
Contract asset	$2,135,000	$1,091,772	$3,226,772
Financial indemnification liability	-	1,091,772	1,091,772
Stand-ready guarantee liability	$2,135,000	$-	$2,135,000

Schedule of Significant Unobservable Input

Significant Unobservable Input	Value
Pooled Probability of Default or PD (Ratings 2–5)	7.25%
Pooled Loss Given Default or LGD (inclusive of 13% cannabis qualitative premium)	35%
Tranche C PD (Rating 9, individually evaluated)	35%
Tranche C LGD on uncollateralized gap	50%
Stand-ready risk premium loading	120% of expected loss
Discount rate	4.0%
Weighted average pay out year – Tranche A	4 years
Weighted average pay out year – Tranche B	3 years
Weighted average pay out year – Tranche C	2 years
Weighted average pay out year – Stand Ready Premium	3 years

Schedule of Expected Credit Loss Liability

The indemnified portfolio is segmented into three tranches. Loans rated 9 or 10 are individually evaluated rather than included in the pooled analysis:

Tranche	Ratings	Loan Balance	Loss Method	Reserve
Tranche A - Pass Rated	2–5	$35,544,024	Pooled; rates 0.453%–1.81%	$406,066
Tranche B - Elevated Risk	6–8	7,168,435	Pooled; rates 3.17%–9.21%	296,304
Tranche C - Specific Risk	9	9,346,394	Individual evaluation	389,402
Total		$52,058,853		$1,091,772

Schedule of Contract Asset

The following table summarizes the changes of the contract asset for the year ended December 31, 2025 and December 31, 2024:

	For the Year Ended December 31, 2025			For the Year Ended December 31, 2024
	ASC460	ASC 326	Total	ASC 460	ASC 326	Total
Beginning balance	$-	$-	$-	$-	$-	$-
Initial recognition as per Second Amended CAA	2,135,000	1,091,772	3,226,772	-	-	-
Amortization	(85,401)	(43,671)	(129,072)	-	-	-
Ending balance	2,049,599	1,048,101	3,097,700	-	-	-
Less: current portion	(341,600)	(174,683)	(516,283)	-	-	-
Total non-current portion	$1,707,999	$873,418	$2,581,417	$-	$-	$-

Summary of Movement of Liabilities

The following table summarizes the changes of the liabilities for the year ended December 31, 2025 and December 31, 2024:

	For the Year Ended December 31, 2025			For the Year Ended December 31, 2024
	ASC460	ASC 326	Total	ASC 460	ASC 326	Total
Beginning balance	$-	$-	$-	$-	$1,393,131	$1,393,131
Initial recognition as per Second Amended CAA	2,135,000	1,091,772	3,226,772	-	-	-
Benefit	(177,917)	-	(177,917)	-	(1,393,131)	(1,393,131)
Ending balance	1,957,083	1,091,772	3,048,855	-	-	-
Less: current portion	(711,667)	(433,968)	(1,145,635)	-	-	-
Total non-current portion	$1,245,416	$657,804	$1,903,220	$-	$-	$-